INCOME TAXES (Schedule of Current and Deferred Components) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
INCOME TAXES
Current tax benefit	$ 0	¥ 0	¥ 19,258	¥ 15,935
Deferred tax benefit (expense)	1,098	7,642	344	(1,910)
Income tax expense (benefit)	$ 1,098	¥ 7,642	¥ 19,602	¥ 14,025